FINANCIAL RISK MANAGEMENT (Details 3) - Interest Rate Risk [Member] - Interest Rate Derivative Contracts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) futures curve in libor 3 months	-100 basis points
Positions on effect on profit or loss before tax	$ (710)	$ (1,900)
Positions effect on equity	$ (29,260)	(29,260)
Top of range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) futures curve in libor 3 months	+100 basis points
Positions on effect on profit or loss before tax	$ 700	1,900
Positions effect on equity	$ 29,260	$ 29,260